Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000235898 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000235898 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000235898 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000235898 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235898 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000235898 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235898 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235898 | FR_242104909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235898 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235898 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235898 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000235898 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000235898 | China
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000235898 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000235898 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000235898 | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000235898 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000235898 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235898 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254923 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000254923 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254923 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254923 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254923 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000254923 | FR_88032Q109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254923 | FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254923 | FR_665104907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254923 | FR_644662900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254923 | FR_87936R205
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000254923 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000254923 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000254923 | China
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000254923 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000254923 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000254923 | India
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254923 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000254923 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254923 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254923 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057046 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000057046 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000057046 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057046 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057046 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057046 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000057046 | FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057046 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057046 | FR_63253R201
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057046 | FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057046 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057046 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000057046 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000057046 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057046 | India
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000057046 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057046 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057046 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057046 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057046 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057046 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057049 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000057049 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000057049 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057049 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057049 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057049 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000057049 | FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057049 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057049 | FR_63253R201
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057049 | FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057049 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057049 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000057049 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000057049 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057049 | India
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000057049 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057049 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057049 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057049 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057049 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057049 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057050 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000057050 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000057050 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057050 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057050 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057050 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000057050 | FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057050 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057050 | FR_63253R201
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057050 | FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057050 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057050 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000057050 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000057050 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057050 | India
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000057050 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057050 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057050 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057050 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057050 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057050 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057051 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000057051 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000057051 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057051 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057051 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057051 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000057051 | FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057051 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057051 | FR_63253R201
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057051 | FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057051 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057051 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000057051 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000057051 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057051 | India
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000057051 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057051 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057051 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057051 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057051 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057051 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111352 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000111352 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111352 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111352 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111352 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111352 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111352 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111352 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000111352 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111352 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111352 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000111352 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000111352 | China
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000111352 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000111352 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111352 | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000111352 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111352 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111353 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000111353 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111353 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111353 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111353 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111353 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111353 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111353 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000111353 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111353 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111353 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000111353 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000111353 | China
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000111353 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000111353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111353 | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000111353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111354 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000111354 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111354 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111354 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111354 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111354 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111354 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111354 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000111354 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111354 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111354 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000111354 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000111354 | China
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000111354 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000111354 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111354 | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000111354 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111354 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079068 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000079068 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079068 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079068 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079068 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079068 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079068 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079068 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000079068 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079068 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079068 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000079068 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000079068 | China
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000079068 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000079068 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079068 | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000079068 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000079068 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081085 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000081085 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081085 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081085 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081085 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081085 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081085 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081085 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000081085 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081085 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081085 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000081085 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000081085 | China
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000081085 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000081085 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081085 | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000081085 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081085 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254924 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254924 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254924 | FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254924 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254924 | FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254924 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254924 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254924 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254924 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254924 | FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000254924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000254924 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000254924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000254924 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254924 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254924 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000254924 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254924 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199211 | FR_476896907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199211 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199211 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199211 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199211 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199211 | FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199211 | FR_ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199211 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199211 | FR_BJVQC7909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199211 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000199211 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199211 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199211 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000199211 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199211 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199211 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199211 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199211 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199211 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | Tanzania
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199211 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199212 | FR_476896907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199212 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199212 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199212 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199212 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199212 | FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199212 | FR_ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199212 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199212 | FR_BJVQC7909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199212 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000199212 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199212 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199212 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000199212 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199212 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199212 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199212 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199212 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199212 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | Tanzania
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199212 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229257 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229257 | FR_00842XAA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229257 | FR_24665FAD4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229257 | FR_775109DG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | FR_BA000GT00
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | FR_644274AH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229257 | FR_17186HAH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229257 | FR_ACI2X3KZ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229257 | FR_ACI2R23P9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229257 | FR_15135BAW1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229257 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229257 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000229257 | BB
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000229257 | B
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000229257 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000229257 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229257 | Non Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229256 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229256 | FR_00842XAA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229256 | FR_24665FAD4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229256 | FR_775109DG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | FR_BA000GT00
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | FR_644274AH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229256 | FR_17186HAH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229256 | FR_ACI2X3KZ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229256 | FR_ACI2R23P9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229256 | FR_15135BAW1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229256 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229256 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000229256 | BB
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000229256 | B
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000229256 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000229256 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229256 | Non Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000075914 | FR_46429B614
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000075914 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075914 | FR_631612900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075914 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075914 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075914 | FR_671555902
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075914 | FR_037184900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075914 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000075914 | FR_B86SZR908
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075914 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075914 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000075914 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075914 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000075914 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075914 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075914 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075914 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000075914 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075914 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075914 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000075914 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075914 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075914 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000075914 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000075914 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075914 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075914 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075914 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199217 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000199217 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199217 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000199217 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000199217 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000199217 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199217 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199217 | FR_398182303
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199217 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199217 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199217 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199217 | Sub IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000199217 | Sub IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000199217 | Sub IndustryData Center REITs
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000199217 | Sub IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199217 | Sub IndustrySelf Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199217 | Sub IndustryOther Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000199217 | Sub IndustrySingle-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199217 | Sub IndustryMulti-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199217 | Sub IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199217 | Sub IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199218 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000199218 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199218 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000199218 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000199218 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000199218 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199218 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199218 | FR_398182303
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199218 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199218 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199218 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199218 | Sub IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000199218 | Sub IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000199218 | Sub IndustryData Center REITs
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000199218 | Sub IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199218 | Sub IndustrySelf Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199218 | Sub IndustryOther Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000199218 | Sub IndustrySingle-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199218 | Sub IndustryMulti-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199218 | Sub IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199218 | Sub IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199213 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000199213 | FR_485435EZ0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199213 | FR_34061UNF1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199213 | FR_42982GAA6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199213 | FR_34077UAK6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199213 | FR_63608TBH2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199213 | FR_708686ES5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199213 | FR_882667AN8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199213 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199213 | FR_04052TDE2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199213 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000199213 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000199213 | BB
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000199213 | B
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199213 | Non Rated
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000199213 | A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224176 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000224176 | FR_485435EZ0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224176 | FR_34061UNF1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224176 | FR_42982GAA6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224176 | FR_34077UAK6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224176 | FR_63608TBH2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224176 | FR_708686ES5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224176 | FR_882667AN8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224176 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224176 | FR_04052TDE2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224176 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000224176 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000224176 | BB
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000224176 | B
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224176 | Non Rated
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000224176 | A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199214 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000199214 | FR_485435EZ0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199214 | FR_34061UNF1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199214 | FR_42982GAA6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199214 | FR_34077UAK6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199214 | FR_63608TBH2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199214 | FR_708686ES5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199214 | FR_882667AN8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199214 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199214 | FR_04052TDE2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199214 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000199214 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000199214 | BB
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000199214 | B
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199214 | Non Rated
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000199214 | A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056974 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056974 | FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056974 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056974 | FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056974 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056974 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056974 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056974 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056974 | FR_002474104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056974 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056974 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000056974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000056974 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056974 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000056974 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000056974 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000056974 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056974 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056974 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056974 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056974 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000056976 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056976 | FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056976 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056976 | FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056976 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056976 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056976 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056976 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056976 | FR_002474104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056976 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000056976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000056976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000056976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000056976 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000056976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056976 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056976 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000056977 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056977 | FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056977 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056977 | FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056977 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056977 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056977 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056977 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056977 | FR_002474104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056977 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000056977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000056977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000056977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000056977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000056977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056977 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000056978 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056978 | FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056978 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056978 | FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056978 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056978 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056978 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056978 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056978 | FR_002474104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056978 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000056978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000056978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000056978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000056978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000056978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056978 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056978 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000056979 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056979 | FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056979 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056979 | FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056979 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056979 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056979 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056979 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056979 | FR_002474104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056979 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056979 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000056979 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000056979 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056979 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000056979 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000056979 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000056979 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056979 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056979 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056979 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056979 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056979 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103444 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103444 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000103444 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103444 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000103444 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103444 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103444 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103444 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103444 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103444 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000103444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000103444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000103444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103444 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103447 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103447 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000103447 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103447 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000103447 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103447 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103447 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103447 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103447 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103447 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103447 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000103447 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000103447 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000103447 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103447 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103447 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103447 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103447 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103447 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103447 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103447 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103448 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103448 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000103448 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103448 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000103448 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103448 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103448 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103448 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103448 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103448 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103448 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000103448 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000103448 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000103448 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103448 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103448 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103448 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103448 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103448 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103448 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103448 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123602 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123602 | FR_880443BT2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123602 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123602 | FR_516444RQ1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123602 | FR_230589AB9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000123602 | FR_158862CB6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000123602 | FR_7386297S7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123602 | FR_88035TZV5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123602 | FR_54659LDC5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123602 | FR_34074EAF6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123602 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000123602 | BBB
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000123602 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123602 | A
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000123602 | N/R
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000199221 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199221 | FR_34074EAF6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199221 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199221 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199221 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199221 | FR_70917SNX7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199221 | FR_46245EAY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199221 | FR_70556CAB0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199221 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199221 | FR_583022AD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199221 | AA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000199221 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000199221 | A
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000199221 | N/R
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199221 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210496 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210496 | FR_34074EAF6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210496 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210496 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210496 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210496 | FR_70917SNX7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210496 | FR_46245EAY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210496 | FR_70556CAB0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210496 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210496 | FR_583022AD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210496 | AA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000210496 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000210496 | A
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000210496 | N/R
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210496 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199222 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199222 | FR_34074EAF6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199222 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199222 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199222 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199222 | FR_70917SNX7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199222 | FR_46245EAY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199222 | FR_70556CAB0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199222 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199222 | FR_583022AD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199222 | AA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000199222 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000199222 | A
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000199222 | N/R
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199222 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199209 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199209 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199209 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199209 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199209 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199209 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199209 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199209 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199209 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199209 | FR_767204100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199209 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000199209 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199209 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000199209 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000199209 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199209 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199209 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199209 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199209 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199209 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199209 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000199210 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199210 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199210 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199210 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199210 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199210 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199210 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199210 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199210 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199210 | FR_767204100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000199210 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199210 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000199210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000199210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199210 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199210 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199210 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199210 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000076084 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076084 | FR_74448UAD0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076084 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076084 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076084 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076084 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076084 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076084 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076084 | FR_50203UAA1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076084 | FR_13034AE55
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076084 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000076084 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000076084 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000076084 | B
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076084 | A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076084 | N/R
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076084 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076084 | Below B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075913 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000075913 | FR_74448UAD0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000075913 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075913 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075913 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075913 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075913 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075913 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075913 | FR_50203UAA1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075913 | FR_13034AE55
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000075913 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000075913 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000075913 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000075913 | B
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000075913 | A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075913 | N/R
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000075913 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075913 | Below B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076087 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076087 | FR_74448UAD0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076087 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076087 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076087 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076087 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076087 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076087 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076087 | FR_50203UAA1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076087 | FR_13034AE55
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076087 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000076087 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000076087 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000076087 | B
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076087 | A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076087 | N/R
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076087 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076087 | Below B
Holdings [Line Items]
Percent of Net Asset Value	2.70%